SHARE-BASED COMPENSATION (Details) - Schedule of Share Options Outstanding	12 Months Ended
Dec. 31, 2023 shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	33,000
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Number Outstanding	33,000
Options Exercisable, Weighted Average Remaining Contractual Life
Options Outstanding, Number Outstanding, Ending	8,263,019
Options Exercisable, Number Outstanding, Ending	7,768,509
Exercise Price 0.06 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	442,521
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Number Outstanding	442,521
Options Exercisable, Weighted Average Remaining Contractual Life
Exercise Price 6.74 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 2 months 23 days
Options Exercisable, Number Outstanding	150,000
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 2 months 23 days
Exercise Price 7.78 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	466,000
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Number Outstanding	466,000
Options Exercisable, Weighted Average Remaining Contractual Life
Exercise Price 14.32 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	178,900
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Number Outstanding	178,900
Options Exercisable, Weighted Average Remaining Contractual Life
Exercise Price 14.72 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	2,433,000
Options Outstanding, Weighted Average Remaining Contractual Life
Options Exercisable, Number Outstanding	2,433,000
Options Exercisable, Weighted Average Remaining Contractual Life
Exercise Price 24.06 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	610,700
Options Outstanding, Weighted Average Remaining Contractual Life	3 months 7 days
Options Exercisable, Number Outstanding	580,400
Options Exercisable, Weighted Average Remaining Contractual Life	2 months 26 days
Exercise Price 24.11 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	3,598,898
Options Outstanding, Weighted Average Remaining Contractual Life	29 days
Options Exercisable, Number Outstanding	3,484,688
Options Exercisable, Weighted Average Remaining Contractual Life	18 days